Vanguard® Institutional Short-Term Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (17.9%)
U.S. Government Securities (13.6%)
	United States Treasury Note/Bond	0.625%	7/31/26	92,517	89,246
	United States Treasury Note/Bond	1.875%	7/31/26	66,848	65,362
	United States Treasury Note/Bond	4.375%	7/31/26	51,500	51,705
[1]	United States Treasury Note/Bond	4.375%	8/15/26	57,536	57,781
	United States Treasury Note/Bond	0.750%	8/31/26	79,304	76,426
	United States Treasury Note/Bond	3.750%	8/31/26	73,888	73,709
	United States Treasury Note/Bond	0.875%	9/30/26	49,474	47,654
	United States Treasury Note/Bond	3.500%	9/30/26	122,856	122,227
	United States Treasury Note/Bond	4.625%	6/15/27	38,865	39,509
	United States Treasury Note/Bond	4.250%	1/15/28	22,618	22,912
	United States Treasury Note/Bond	4.250%	2/15/28	33,030	33,478
[2]	United States Treasury Note/Bond	3.500%	4/30/28	29,792	29,630
	United States Treasury Note/Bond	3.625%	5/31/28	42,787	42,695
	United States Treasury Note/Bond	4.125%	7/31/28	33,008	33,408
	United States Treasury Note/Bond	2.875%	8/15/28	33,617	32,787
					818,529
Conventional Mortgage-Backed Securities (4.3%)
[3,4]	Fannie Mae Pool	1.120%	12/1/27	18,600	17,367
[3,4]	Fannie Mae Pool	1.160%	11/1/26	11,000	10,552
[3,4]	Fannie Mae Pool	1.330%	3/1/28	42,900	39,870
[3,4]	Fannie Mae Pool	1.530%	5/1/27	5,702	5,449
[3,4]	Fannie Mae Pool	2.120%	9/1/26	5,400	5,253
[3,4]	Fannie Mae Pool	2.170%	3/1/27	8,662	8,381
[3,4]	Fannie Mae Pool	2.220%	2/1/27	11,128	10,791
[3,4]	Fannie Mae Pool	2.280%	11/1/26	2,979	2,902
[3,4]	Fannie Mae Pool	2.300%	4/1/29	7,000	6,564
[3,4]	Fannie Mae Pool	2.450%	10/1/26	2,500	2,443
[3,4]	Fannie Mae Pool	2.550%	7/1/26	2,835	2,783
[3,4]	Fannie Mae Pool	2.625%	6/1/26	1,010	992
[3,4]	Fannie Mae Pool	2.680%	6/1/28	19,200	18,459
[3,4]	Fannie Mae Pool	2.830%	12/1/26	5,048	4,943
[3,4]	Fannie Mae Pool	2.840%	9/1/27	10,849	10,560
[3,4]	Fannie Mae Pool	2.870%	7/1/27	49,150	47,916
[3,4]	Fannie Mae Pool	2.914%	1/1/28	5,074	4,931
[3,4]	Fannie Mae Pool	2.920%	8/1/32	1,306	1,248
[3,4]	Fannie Mae Pool	2.940%	4/1/27	5,799	5,675
[3,4]	Fannie Mae Pool	3.000%	10/1/27	846	825
[3,4]	Fannie Mae Pool	3.140%	3/1/27	5,400	5,299
[3,4]	Fannie Mae Pool	3.160%	1/1/27	5,400	5,307
[3,4]	Fannie Mae Pool	3.790%	1/1/29	3,800	3,752
[3,4]	Fannie Mae Pool	4.650%	8/1/28	13,325	13,560
[3,4]	Fannie Mae Pool	4.700%	7/1/28	2,400	2,444
[3,4]	Fannie Mae Pool	5.090%	11/1/28	3,700	3,812
[3,4]	Freddie Mac Gold Pool	1.050%	10/1/27	14,800	13,844
[3,4]	Freddie Mac Gold Pool	1.180%	5/1/27	4,313	4,091
					260,013
Total U.S. Government and Agency Obligations (Cost $1,076,097)					1,078,542
Asset-Backed/Commercial Mortgage-Backed Securities (46.4%)
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	2,900	2,951
[3]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	2,380	2,415
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	6,730	6,724
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	3,720	3,708
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/32	1,176	1,194
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/32	265	269
[3,5]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/32	2,106	2,121
[3]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	20,030	20,837
[3,5]	American Heritage Auto Receivables Trust Series 2024-1A	4.900%	9/17/29	3,350	3,351
[3,5]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	1,890	1,907
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/29	12,730	12,851
[3,5]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	7,170	7,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	AMSR Trust Series 2025-SFR1	3.655%	6/17/42	8,010	7,645
[3,5]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	1,490	1,487
[3,5]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	3,700	3,761
[3,5]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/34	3,370	3,365
[3,5]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/34	2,220	2,241
[3,5]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/30	2,810	2,841
[3,5]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/30	1,040	1,053
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2022-4A	4.770%	2/20/29	1,910	1,924
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	5,310	5,416
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	4,500	4,624
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	12,430	12,992
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	7,650	7,849
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	6,180	6,313
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/29	2,440	2,467
[3,5]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/31	3,420	3,479
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	412	403
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	420	412
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	280	274
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	1,280	1,237
[3]	BANK Series 2018-BNK10	3.641%	2/15/61	191	189
[3]	BANK Series 2018-BNK15	4.407%	11/15/61	220	219
[3]	BANK Series 2019-BNK16	4.005%	2/15/52	1,040	1,018
[3]	BANK Series 2019-BNK23	2.920%	12/15/52	1,090	1,014
[3]	BANK Series 2019-BNK24	2.960%	11/15/62	2,020	1,887
[3]	BANK Series 2020-BNK30	1.673%	12/15/53	700	653
[3]	BANK Series 2021-BNK35	2.067%	6/15/64	6,000	5,569
[3]	BANK Series 2022-BNK40	3.504%	3/15/64	2,100	2,017
[3]	BANK Series 2024-5YR7	5.769%	6/15/57	5,230	5,436
[3,5]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	5,940	6,023
[3,5]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	5,590	5,708
[3,5]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	3,750	3,823
[3,5]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/31	1,700	1,712
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	158
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	1,620	1,563
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	460	432
[3]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/55	1,390	1,338
[3]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/55	336	334
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	6,000	6,263
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	140	146
[3]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	5,120	5,222
[3]	BBCMS Trust Series 2021-C10	2.268%	7/15/54	7,740	7,246
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	1,500	1,467
[3]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	400	393
[3]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	930
[3]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	565
[3]	Benchmark Mortgage Trust Series 2021-B28	1.980%	8/15/54	6,000	5,531
[3]	Benchmark Mortgage Trust Series 2021-B29	2.205%	9/15/54	906	838
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	1,700	1,774
[3]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	2,390	2,521
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	1,110	1,136
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	1,630	1,684
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	1,480	1,571
[3]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	2,990	3,103
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	3,480	3,537
[3]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/31	5,960	6,095
[3,5]	BX Trust Series 2019-OC11	3.202%	12/9/41	530	494
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	9,450	9,459
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	8,000	7,954
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	9,940	10,010
[3]	Capital One Prime Auto Receivables Trust Series 2023-2	5.820%	6/15/28	19,200	19,439
[3]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	12,700	13,021
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	21,910	22,048
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	1,790	1,809
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	18,560	18,229
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	11,400	11,331
[3]	CarMax Auto Owner Trust Series 2023-1	4.980%	1/16/29	650	655
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,280	3,315
[3]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	10,571	10,635
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	8,230	8,364
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	12,300	12,711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	3,700	3,723
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	1,650	1,676
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	7,100	7,152
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	3,050	3,090
[3]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	280	282
[3]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/30	15,670	15,880
[3]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	720	733
[3]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/30	650	658
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	5,204	5,121
[3]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	1,270	1,269
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/30	6,130	6,166
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	7,070	7,149
[3,5]	CCG Receivables Trust Series 2025-1	4.480%	10/14/32	3,840	3,848
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	521
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	4,708	4,569
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	250	241
[3]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	1,441	1,416
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	467
[3,5]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/29	6,380	6,436
[3,5]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	3,990	4,072
[3,5]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/29	10,060	10,370
[3,5]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/30	840	867
[3,5]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/29	8,120	8,289
[3,5]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	7,770	7,908
[3,5]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	510	521
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	407	400
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	590	577
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	800	781
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	960	944
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	227
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	3,170	2,967
[3,5]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	10,940	11,125
[3,5]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	2,690	2,716
[3,5]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	10,310	10,478
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	9,390	9,222
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	7,409	7,433
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	3,090	3,112
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	19,280	19,535
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	3,840	3,902
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	130	121
[3,5,6]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.306%	2/25/45	4,801	4,804
[3,5,6]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.755%	3/25/45	9,699	9,758
[3,5,6]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.305%	5/25/45	1,011	1,012
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,077	1,073
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	886
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,240	1,207
[3]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/52	210	195
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	724
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	2,010	1,766
[3,5]	Dell Equipment Finance Trust Series 2024-2	4.590%	8/22/30	4,500	4,527
[3,5]	Dell Equipment Finance Trust Series 2025-1	4.610%	2/24/31	2,710	2,736
[3,5]	Dell Equipment Finance Trust Series 2025-1	4.960%	2/24/31	180	182
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	37,090	37,316
[3,5]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	4,240	4,367
[3,5]	DLLAA LLC Series 2025-1A	4.950%	9/20/29	4,870	4,955
[3,5]	DLLAA LLC Series 2025-1A	5.080%	4/20/33	2,380	2,437
[3,5]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	3,250	3,314
[3,5]	DLLST LLC Series 2024-1A	4.930%	4/22/30	1,480	1,492
[3]	Drive Auto Receivables Trust Series 2025-1	4.790%	9/15/32	13,680	13,755
[3]	Drive Auto Receivables Trust Series 2025-1	4.990%	9/15/32	5,770	5,806
[3,5,6]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	5.220%	10/25/56	155	154
[3,5]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/28	3,710	3,759
[3,5]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/31	2,660	2,715
[3,5]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/28	5,130	5,157
[3,5]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	5,230	5,290
[3,5]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/29	2,860	2,902
[3,5]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/31	4,000	4,087
[3,5]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/29	5,820	5,849
[3,5]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/31	6,210	6,249
[3,4]	Fannie Mae-Aces Series 2017-M1	2.498%	10/25/26	711	694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae-Aces Series 2017-M12	3.162%	6/25/27	1,590	1,558
[3,4]	Fannie Mae-Aces Series 2017-M15	3.064%	9/25/27	4,988	4,873
[3,4]	Fannie Mae-Aces Series 2018-M8	3.413%	6/25/28	9,876	9,675
[3,4]	Fannie Mae-Aces Series 2018-M10	3.467%	7/25/28	7,085	6,948
[3,4]	Fannie Mae-Aces Series 2024-M6	3.005%	7/25/27	94,200	92,153
[3,5]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/31	2,510	2,542
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	3,500	3,451
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	3,707	3,664
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	23,974	23,684
[3,4]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	14,500	14,250
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	13,000	13,271
[3]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	9,630	9,677
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	5,450	5,543
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	13,740	14,015
[3]	First National Master Note Trust Series 2025-1	4.850%	2/15/30	12,710	12,932
[3]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	300	307
[3]	Ford Credit Auto Lease Trust Series 2024-A	5.050%	6/15/27	2,710	2,729
[3]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	4,470	4,504
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/29	4,170	4,214
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	570	574
[3,5]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	17,480	17,347
[3]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	8,570	8,655
[3,5]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	10,580	10,733
[3,5]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	9,010	9,280
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	18,480	18,578
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	15,253	15,336
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	4,850	4,913
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	9,440	9,669
[3,5]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	10,080	10,273
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	4,700	4,784
[3]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	8,630	8,793
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.610%	8/15/29	25,280	25,533
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/30	3,120	3,165
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	2,730	2,766
[3,5]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/37	13,150	13,412
[3,5]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/37	2,500	2,544
[3]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	2,390	2,415
[3,5]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	12,110	12,324
[3,5]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/29	20,090	20,122
[3,5]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	14,100	14,119
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/30	45,150	45,648
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/30	1,270	1,278
[3,4,5,6]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.255%	2/25/45	1,747	1,744
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/29	5,620	5,656
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	1,390	1,398
[3]	GM Financial Automobile Leasing Trust Series 2025-2	4.640%	4/20/29	3,520	3,549
[3]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/29	910	917
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	13,910	13,787
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	3,330	3,342
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	12,085	12,114
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	6,970	7,083
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	8,000	8,092
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	3,040	3,076
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	7,310	7,446
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	6,420	6,454
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/30	3,830	3,892
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	230	234
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/31	330	332
[3,5]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	15,710	16,068
[3,5]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	17,210	18,007
[3,5]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	6,320	6,460
[3,5]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	370	373
[3,5]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/37	860	875
[3,5]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	14,830	14,968
[3,5]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	10,480	10,791
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/29	17,420	17,674
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	9,950	10,192
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	15,470	15,535
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	2,320	2,331
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/29	28,220	28,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	2,450	2,473
[3,5]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/29	640	642
[3,5]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	1,020	1,029
[3,5]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	21,780	21,021
[3,5]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	4.980%	1/18/28	8,960	9,029
[3,5]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/29	3,420	3,428
[3,5]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/29	7,740	7,785
[3]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	250	244
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	500	466
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	740	686
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,075	1,870
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.731%	5/12/53	270	240
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,184
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	7,010	7,184
[3]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/33	3,960	4,033
[3,5]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	6,992	6,714
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	14,270	14,356
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	6,950	7,008
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	8,750	8,849
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	12,180	12,367
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	14,840	15,138
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	14,610	14,644
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	2,160	2,172
[3,5]	HPEFS Equipment Trust Series 2024-2A	5.360%	10/20/31	3,920	3,950
[3,5]	Hudson Yards Mortgage Trust Series 2025-SPRL	5.649%	1/13/40	1,530	1,577
[3,5]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	4,710	4,749
[3,5]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	2,920	2,939
[3,5]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	5,830	5,904
[3,5]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	4,690	4,721
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.830%	1/18/28	9,900	9,988
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/29	3,700	3,744
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	800	810
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.570%	4/16/29	2,940	2,964
[3,5]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/29	1,560	1,577
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	11,190	11,206
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	3,480	3,542
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	6,980	7,170
[3]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	4,840	4,928
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	4,970	5,007
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	600	603
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/30	850	857
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	7,310	7,349
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	4,770	4,828
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	879
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	300	297
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	228
[3,5]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	10,320	10,212
[3,5]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	4,560	4,605
[3,5]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	7,440	7,502
[3,5]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	3,450	3,504
[3,5]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/28	5,960	6,035
[3,5]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/30	4,460	4,550
[3,5]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/30	2,310	2,327
[3,5]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	3,540	3,604
[3,5]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	490	501
[3,5]	LAD Auto Receivables Trust Series 2024-3A	4.520%	3/15/29	5,210	5,222
[3,5]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	2,190	2,204
[3,5]	LAD Auto Receivables Trust Series 2025-1A	4.690%	7/16/29	10,530	10,599
[3,5]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/30	3,910	3,961
[3,5]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/30	1,330	1,354
[3,5]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	5,010	5,123
[3,5]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	6,570	6,649
[3,5]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/30	6,150	6,221
[3,5]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/32	3,570	3,630
[3,5]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/29	5,200	5,269
[3,5]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/32	1,970	1,998
[3,5]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	6,301	6,193
[3,5]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	8,299
[3,5]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	4,140	4,202
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	2,412	2,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	449
[3]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	90	89
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	890
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	350	347
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	1,682	1,644
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	1,070	999
[3,5]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/55	5,920	5,951
[3,5,6]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.004%	3/15/72	1,370	1,382
[3,5]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	3,070	3,095
[3,5]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/30	15,490	15,591
[3]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	2,270	2,283
[3]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/28	18,360	18,567
[3]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/29	5,130	5,197
[3]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	660	667
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	8,390	8,465
[3]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/31	12,840	13,120
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	2,240	2,256
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/31	600	606
[3,5]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/38	26,800	26,945
[3,5]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/38	1,310	1,318
[3,5]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	4,440	4,468
[3,5]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	20,760	20,962
[3,5]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	10,280	10,456
[3,5]	PFS Financing Corp. Series 2025-B	4.850%	2/15/30	11,820	11,965
[3,5]	PFS Financing Corp. Series 2025-D	4.470%	5/15/30	5,790	5,813
[3,5]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	6,550	6,584
[3,5]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	7,430	7,569
[3,5]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/32	3,580	3,606
[3,5]	Porsche Innovative Lease Owner Trust Series 2025-1A	4.690%	11/20/30	3,030	3,061
[3,5]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	3,887	3,793
[3,5]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	3,754	3,750
[3,5]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	5,062	4,847
[3,5]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	4,399	4,200
[3,5]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	7,093	6,689
[3,5]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	10,558	9,954
[3,5]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	9,960	9,366
[3,5]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	5,410	5,126
[3,5]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	570	538
[3,5]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	2,550	2,401
[3,5,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/30	8,400	7,896
[3,5,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/30	1,310	1,205
[3,5]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/32	847	854
[3,5]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.911%	1/18/33	533	536
[3,5]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/33	270	271
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	3,985	4,005
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	350	352
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	2,270	2,304
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	9,550	9,559
[3]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/29	20,060	20,137
[3]	Santander Drive Auto Receivables Trust Series 2025-1	4.880%	3/17/31	8,800	8,877
[3]	Santander Drive Auto Receivables Trust Series 2025-2	4.870%	5/15/31	5,110	5,165
[3,5]	SBNA Auto Lease Trust Series 2025-A	4.830%	4/20/28	7,190	7,235
[3,5]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/29	2,560	2,588
[3,5]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/28	5,000	5,014
[3,5]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/29	3,110	3,139
[3,5]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	1,870	1,920
[3,5]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	2,200	2,230
[3,5]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	3,040	3,082
[3,5]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	4,700	4,757
[3,5]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	2,660	2,728
[3,5]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/31	5,780	5,838
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.750%	7/22/30	4,310	4,355
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/30	3,110	3,165
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	290	296
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.580%	5/20/31	10,370	10,408
[3,5]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/31	550	554
[3,5]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	56	55
[3,5]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	205	202
[3,5]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	422	416
[3,5]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	28	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,5]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	16	16
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/28	12,760	12,810
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/29	3,540	3,560
[3,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/29	880	883
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	27,540	28,040
[3]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	21,890	22,181
[3]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	32,230	32,704
[3]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/31	30,520	30,803
[3]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/31	16,690	16,948
[3,5]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	5,540	5,570
[3,5]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/28	8,790	8,864
[3,5]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	4,120	4,195
[3,5]	T-Mobile US Trust Series 2024-2A	4.250%	5/21/29	12,670	12,685
[3,5]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/29	11,540	11,686
[3,5]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	13,400	13,307
[3,5]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/36	5,940	6,059
[3,5]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	2,610	2,690
[3,5]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/38	33,770	34,221
[3]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	13,400	13,629
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	7,690	7,710
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	17,330	17,432
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	3,120	3,163
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	2,910	2,951
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/29	3,910	4,011
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	2,190	2,207
[3,5]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	10,400	10,481
[3,5]	Toyota Lease Owner Trust Series 2024-A	5.260%	6/20/28	6,180	6,237
[3,5]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/29	5,020	5,077
[3,5]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	12,150	12,348
[3,5]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	5,705	5,623
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,685	1,652
[3,5]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	1,910	1,937
[3,5]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/30	1,960	1,984
[3,5]	Verizon Master Trust Series 2023-3	4.880%	4/21/31	2,150	2,163
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	16,950	17,094
[3,5]	Verizon Master Trust Series 2023-6	4.860%	9/22/31	3,950	3,980
[3,5]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	5,830	6,037
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	15,560	15,871
[3,5]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	24,290	24,747
[3]	Verizon Master Trust Series 2024-3	5.540%	4/22/30	1,350	1,373
[3,5]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	7,520	7,710
[3]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	29,660	29,699
[3,5]	Verizon Master Trust Series 2024-7	4.600%	8/20/32	4,730	4,695
[3]	Verizon Master Trust Series 2024-8	4.620%	11/20/30	31,260	31,638
[3]	Verizon Master Trust Series 2024-8	4.820%	11/20/30	8,050	8,121
[3]	Verizon Master Trust Series 2025-1	4.940%	1/21/31	910	918
[3,5]	Verizon Master Trust Series 2025-2	4.940%	1/20/33	31,560	32,348
[3,5]	Verizon Master Trust Series 2025-2	5.160%	1/20/33	940	956
[3]	Verizon Master Trust Series 2025-3	4.510%	3/20/30	18,520	18,601
[3]	Verizon Master Trust Series 2025-3	4.770%	3/20/30	3,120	3,132
[3,5]	Verizon Master Trust Series 2025-4	4.760%	3/21/33	8,710	8,845
[3,5]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	1,810	1,828
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	36,690	37,069
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	2,380	2,402
[3,5]	Volvo Financial Equipment LLC Series 2025-1A	4.460%	5/15/29	6,340	6,381
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	893
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	510
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	185
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	600	588
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,685	1,650
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,393
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	870	861
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	232
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	850	846
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	190	189
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	250	248
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,311
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	14,430	14,313
[3]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	8,200	8,329
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	5,610	5,642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	3,060	3,098
[3]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	6,230	6,406
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	7,390	7,478
[3]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	8,920	9,115
[3]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/30	6,720	6,868
[3]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	720	735
[3]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/31	4,760	4,823
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	190	193
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/30	3,530	3,544
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,762,478)					2,793,512
Corporate Bonds (32.2%)
Communications (0.2%)
	AT&T Inc.	3.800%	2/15/27	1,760	1,746
	Take-Two Interactive Software Inc.	4.950%	3/28/28	10,000	10,152
					11,898
Consumer Discretionary (2.3%)
[3]	American Honda Finance Corp.	5.250%	7/7/26	11,495	11,593
[3]	American Honda Finance Corp.	4.450%	10/22/27	3,125	3,135
	AutoZone Inc.	4.500%	2/1/28	15,000	15,113
[5]	BMW US Capital LLC	4.900%	4/2/27	20,000	20,195
[5]	BMW US Capital LLC	4.600%	8/13/27	6,315	6,350
	General Motors Co.	4.200%	10/1/27	1,590	1,574
	General Motors Co.	6.800%	10/1/27	795	828
	General Motors Financial Co. Inc.	4.350%	1/17/27	4,770	4,742
	General Motors Financial Co. Inc.	5.000%	7/15/27	580	583
	General Motors Financial Co. Inc.	2.700%	8/20/27	530	509
	Lowe's Cos. Inc.	1.700%	9/15/28	10,000	9,252
	Marriott International Inc.	5.000%	10/15/27	2,090	2,124
[5]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	40,000	40,055
[5]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	4,590	4,628
[5]	Mercedes-Benz Finance North America LLC	4.800%	1/11/27	8,685	8,734
	President & Fellows of Harvard College	4.887%	3/15/30	3,420	3,513
[3,8]	Toyota Finance Australia Ltd.	4.450%	4/6/26	8,660	5,719
					138,647
Consumer Staples (1.6%)
	Altria Group Inc.	4.875%	2/4/28	3,900	3,953
	BAT Capital Corp.	3.557%	8/15/27	13,760	13,536
	BAT Capital Corp.	2.259%	3/25/28	1,160	1,097
	General Mills Inc.	3.200%	2/10/27	795	782
	Haleon US Capital LLC	3.375%	3/24/29	12,000	11,599
[5,7]	Imperial Brands Finance plc	4.500%	6/30/28	4,200	4,199
[5]	Mars Inc.	4.450%	3/1/27	7,220	7,250
[5]	Mars Inc.	4.600%	3/1/28	38,285	38,603
	Philip Morris International Inc.	4.375%	11/1/27	3,160	3,174
	Sysco Corp.	2.400%	2/15/30	5,000	4,571
	Tyson Foods Inc.	3.550%	6/2/27	610	602
	Tyson Foods Inc.	4.350%	3/1/29	5,000	4,969
					94,335
Energy (1.6%)
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	14,145	14,283
	Diamondback Energy Inc.	5.200%	4/18/27	1,590	1,612
	Enbridge Inc.	6.000%	11/15/28	3,000	3,151
	Enbridge Inc.	5.300%	4/5/29	10,000	10,275
	Energy Transfer LP	4.000%	10/1/27	755	750
	Energy Transfer LP	4.950%	5/15/28	8,000	8,110
	Energy Transfer LP	5.200%	4/1/30	2,750	2,810
[3]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	8,717	8,406
	ONEOK Inc.	4.000%	7/13/27	5,000	4,970
	ONEOK Inc.	4.250%	9/24/27	850	849
	ONEOK Inc.	5.650%	11/1/28	5,060	5,243
[5]	Petronas Capital Ltd.	4.950%	1/3/31	12,650	12,896
[3]	Petronas Energy Canada Ltd.	2.112%	3/23/28	2,386	2,249
	Targa Resources Corp.	6.150%	3/1/29	5,000	5,260
	Targa Resources Partners LP	6.500%	7/15/27	2,150	2,151
	Williams Cos. Inc.	3.750%	6/15/27	1,235	1,221
	Williams Cos. Inc.	5.300%	8/15/28	10,120	10,400
					94,636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (22.0%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	11,175	10,888
	AerCap Ireland Capital DAC	4.625%	10/15/27	1,450	1,456
	AerCap Ireland Capital DAC	4.875%	4/1/28	2,400	2,425
	Air Lease Corp.	2.200%	1/15/27	11,780	11,409
	American Express Co.	5.389%	7/28/27	15,850	16,005
	American Express Co.	5.098%	2/16/28	33,380	33,762
	American Express Co.	5.043%	7/26/28	4,133	4,191
	Arthur J Gallagher & Co.	4.600%	12/15/27	1,824	1,838
[5]	Athene Global Funding	4.950%	1/7/27	10,640	10,711
[3,6,8]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	4.770%	11/4/25	5,700	3,760
	Banco Santander SA	6.527%	11/7/27	10,000	10,269
[3]	Bank of America Corp.	1.197%	10/24/26	10,000	9,896
	Bank of America Corp.	5.080%	1/20/27	22,347	22,412
[3]	Bank of America Corp.	1.658%	3/11/27	20,000	19,621
	Bank of America Corp.	4.376%	4/27/28	10,000	9,998
[3]	Bank of America Corp.	3.419%	12/20/28	10,500	10,262
	Bank of Montreal	5.370%	6/4/27	15,000	15,322
	Bank of Montreal	5.004%	1/27/29	25,000	25,410
	Bank of New York Mellon Corp.	4.947%	4/26/27	19,228	19,316
	Bank of New York Mellon Corp.	4.441%	6/9/28	7,048	7,087
	Bank of New York Mellon Corp.	4.890%	7/21/28	20,000	20,267
[3]	Bank of New York Mellon Corp.	4.975%	3/14/30	1,582	1,619
[3]	Bank of Nova Scotia	5.400%	6/4/27	8,830	9,033
	Barclays plc	5.086%	2/25/29	3,879	3,928
	Barclays plc	5.367%	2/25/31	3,961	4,045
[5]	BNP Paribas SA	4.792%	5/9/29	4,015	4,034
	Brookfield Finance Inc.	3.900%	1/25/28	3,000	2,965
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	20,000	20,393
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	6,200	6,121
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	4,000	4,071
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	5,250	5,259
	Canadian Imperial Bank of Commerce	4.862%	1/13/28	15,220	15,331
	Capital One Financial Corp.	1.878%	11/2/27	950	918
	Cboe Global Markets Inc.	3.650%	1/12/27	13,516	13,404
	Citibank NA	4.876%	11/19/27	5,275	5,308
	Citigroup Inc.	4.643%	5/7/28	25,000	25,074
[3,6,8]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.750%	4.558%	8/17/26	10,000	6,611
[5]	Corebridge Global Funding	4.900%	1/7/28	13,636	13,849
[5]	Credit Agricole SA	4.631%	9/11/28	1,780	1,782
[5]	Danske Bank A/S	5.427%	3/1/28	16,560	16,850
[5]	F&G Global Funding	1.750%	6/30/26	2,361	2,295
[3]	Goldman Sachs Bank USA	5.283%	3/18/27	25,000	25,122
	Goldman Sachs Group Inc.	3.615%	3/15/28	15,000	14,799
	HSBC Holdings plc	5.887%	8/14/27	12,758	12,937
	HSBC Holdings plc	5.597%	5/17/28	35,000	35,669
	HSBC Holdings plc	5.130%	11/19/28	5,000	5,064
	HSBC Holdings plc	4.899%	3/3/29	4,925	4,965
	HSBC Holdings plc	5.286%	11/19/30	6,242	6,376
	HSBC USA Inc.	4.650%	6/3/28	6,143	6,193
	Huntington National Bank	4.871%	4/12/28	6,684	6,731
	Intercontinental Exchange Inc.	4.000%	9/15/27	5,000	4,978
	JPMorgan Chase & Co.	1.045%	11/19/26	12,980	12,803
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	10,000	9,972
	JPMorgan Chase & Co.	6.070%	10/22/27	21,660	22,124
	JPMorgan Chase & Co.	5.040%	1/23/28	11,000	11,118
	JPMorgan Chase & Co.	5.571%	4/22/28	20,000	20,409
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	20,213	19,917
[3]	JPMorgan Chase & Co.	2.182%	6/1/28	322	309
	JPMorgan Chase & Co.	4.979%	7/22/28	6,416	6,498
	JPMorgan Chase & Co.	4.851%	7/25/28	11,728	11,849
	JPMorgan Chase & Co.	4.505%	10/22/28	17,050	17,101
	JPMorgan Chase & Co.	4.915%	1/24/29	21,500	21,786
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,260	8,333
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	4,026	4,053
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	3,110	3,134
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	5,000	4,972
[3]	Morgan Stanley	4.350%	9/8/26	1,370	1,368
	Morgan Stanley	5.050%	1/28/27	10,120	10,149
[3]	Morgan Stanley	1.512%	7/20/27	3,630	3,522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	2.475%	1/21/28	5,000	4,855
[3]	Morgan Stanley	5.652%	4/13/28	23,478	23,999
[3]	Morgan Stanley	3.591%	7/22/28	10,000	9,824
	Morgan Stanley	5.230%	1/15/31	6,522	6,688
[3]	Morgan Stanley Bank NA	4.952%	1/14/28	11,860	11,960
[3]	Morgan Stanley Bank NA	5.504%	5/26/28	5,600	5,719
[3]	Morgan Stanley Bank NA	4.968%	7/14/28	12,488	12,640
	Morgan Stanley Bank NA	5.016%	1/12/29	19,800	20,107
	National Bank of Canada	4.950%	2/1/28	11,100	11,184
[5]	Penske Truck Leasing Co. LP	4.400%	7/1/27	955	954
	PNC Financial Services Group Inc.	1.150%	8/13/26	1,300	1,256
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	10,015
	PNC Financial Services Group Inc.	3.150%	5/19/27	3,100	3,044
	PNC Financial Services Group Inc.	6.615%	10/20/27	22,760	23,403
	PNC Financial Services Group Inc.	5.354%	12/2/28	1,283	1,313
[3]	Royal Bank of Canada	4.875%	1/19/27	8,500	8,588
	Royal Bank of Canada	3.625%	5/4/27	2,100	2,081
[3]	Royal Bank of Canada	5.069%	7/23/27	12,700	12,792
[3]	Royal Bank of Canada	4.510%	10/18/27	10,000	10,017
[3]	Royal Bank of Canada	4.715%	3/27/28	25,000	25,165
[3]	Royal Bank of Canada	4.522%	10/18/28	10,000	10,043
[3]	Royal Bank of Canada	4.965%	1/24/29	19,740	20,024
	State Street Corp.	4.543%	4/24/28	2,505	2,523
	State Street Corp.	4.530%	2/20/29	2,380	2,399
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	21,540	21,864
[3]	Toronto-Dominion Bank	5.532%	7/17/26	8,911	9,021
	Toronto-Dominion Bank	4.568%	12/17/26	5,000	5,020
	Toronto-Dominion Bank	4.861%	1/31/28	10,840	10,986
[3]	Truist Financial Corp.	5.900%	10/28/26	15,000	15,065
[3]	Truist Financial Corp.	6.047%	6/8/27	7,000	7,093
	UBS AG	1.250%	8/7/26	2,000	1,935
	UBS AG	5.000%	7/9/27	6,360	6,458
	UBS AG	4.864%	1/10/28	32,820	33,084
	UBS AG	5.650%	9/11/28	10,000	10,415
[3,6,8]	UBS AG, 3M Australian Bank Bill Rate + 0.870%	4.744%	7/30/25	15,000	9,877
[5]	UBS Group AG	4.703%	8/5/27	23,411	23,453
[5]	UBS Group AG	6.327%	12/22/27	2,950	3,028
[5]	UBS Group AG	4.253%	3/23/28	10,000	9,939
	US Bancorp	5.727%	10/21/26	33,330	33,441
	US Bancorp	6.787%	10/26/27	10,000	10,297
[3]	US Bancorp	2.215%	1/27/28	30,051	29,041
	US Bank NA	4.507%	10/22/27	20,000	20,023
	US Bank NA	4.730%	5/15/28	6,698	6,734
[3]	Wells Fargo & Co.	4.900%	1/24/28	7,320	7,373
[3]	Wells Fargo & Co.	5.707%	4/22/28	35,000	35,789
[3]	Wells Fargo & Co.	3.584%	5/22/28	7,431	7,318
[3]	Wells Fargo & Co.	2.393%	6/2/28	20,000	19,274
[3]	Westpac Banking Corp.	4.322%	11/23/31	4,800	4,770
[3,6,8]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	4.547%	2/16/26	5,300	3,498
[3,6,8]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	4.750%	11/11/25	1,400	924
					1,327,759
Health Care (1.6%)
	Amgen Inc.	5.150%	3/2/28	13,165	13,449
	Baxter International Inc.	1.915%	2/1/27	11,360	10,939
	Baxter International Inc.	2.272%	12/1/28	4,000	3,724
	Cardinal Health Inc.	3.410%	6/15/27	11,760	11,585
	Cencora Inc.	3.450%	12/15/27	12,320	12,085
	Cencora Inc.	4.625%	12/15/27	1,825	1,840
[3]	Cigna Group	3.400%	3/1/27	1,825	1,799
	GE HealthCare Technologies Inc.	5.650%	11/15/27	6,000	6,183
	GE HealthCare Technologies Inc.	4.800%	8/14/29	10,000	10,143
	Stryker Corp.	4.700%	2/10/28	10,000	10,132
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	10,000	10,182
	UnitedHealth Group Inc.	4.400%	6/15/28	620	623
	Zimmer Biomet Holdings Inc.	4.700%	2/19/27	7,000	7,042
					99,726
Industrials (0.8%)
	Boeing Co.	5.040%	5/1/27	10,000	10,075
[5]	Daimler Truck Finance North America LLC	4.950%	1/13/28	1,230	1,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Daimler Truck Finance North America LLC	5.250%	1/13/30	1,230	1,259
[5]	Ferguson Finance plc	4.250%	4/20/27	9,266	9,191
	Ingersoll Rand Inc.	5.197%	6/15/27	12,901	13,112
	Otis Worldwide Corp.	2.565%	2/15/30	5,000	4,612
	RTX Corp.	7.500%	9/15/29	675	756
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	8,300	8,197
					48,446
Materials (0.1%)
[5]	Georgia-Pacific LLC	4.400%	6/30/28	4,160	4,182
	Nutrien Ltd.	4.500%	3/12/27	4,230	4,241
					8,423
Real Estate (0.2%)
	Welltower OP LLC	4.250%	4/15/28	10,283	10,300
Technology (1.0%)
	Broadcom Inc.	5.050%	7/12/27	955	969
	Broadcom Inc.	4.800%	4/15/28	12,000	12,175
	Dell International LLC	5.250%	2/1/28	9,590	9,821
	Dell International LLC	4.750%	4/1/28	6,340	6,415
	Fiserv Inc.	5.450%	3/2/28	10,000	10,276
	Intel Corp.	3.150%	5/11/27	1,070	1,048
	Intel Corp.	4.875%	2/10/28	10,000	10,131
	Oracle Corp.	4.800%	8/3/28	2,090	2,124
	Paychex Inc.	5.100%	4/15/30	1,500	1,536
	Synopsys Inc.	4.550%	4/1/27	2,820	2,834
	Synopsys Inc.	4.650%	4/1/28	950	960
					58,289
Utilities (0.8%)
[3]	Appalachian Power Co.	3.300%	6/1/27	4,750	4,658
	DTE Energy Co.	4.950%	7/1/27	10,000	10,119
	DTE Energy Co.	5.200%	4/1/30	3,050	3,123
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	6,590	6,355
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	6,810	6,906
	NiSource Inc.	5.250%	3/30/28	250	256
[3]	PG&E Recovery Funding LLC	5.045%	7/15/32	3,031	3,067
	WEC Energy Group Inc.	5.150%	10/1/27	10,025	10,210
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,596	2,526
					47,220
Total Corporate Bonds (Cost $1,920,412)					1,939,679
Sovereign Bonds (2.7%)
[3,5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	3,150	3,243
[3,5]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/30	6,616	6,585
[3,5,9]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	1,000	1,052
[3,5]	Central American Bank for Economic Integration	5.000%	1/25/27	5,952	6,019
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	8,996	8,815
[3,5]	Kingdom of Saudi Arabia	5.125%	1/13/28	10,350	10,513
[3]	Kingdom of Saudi Arabia	5.125%	1/13/28	2,790	2,835
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/28	1,880	1,915
[3,5]	Korea National Oil Corp.	4.125%	9/30/27	8,000	7,969
[3,5]	KSA Sukuk Ltd.	5.250%	6/4/27	28,065	28,481
[3]	KSA Sukuk Ltd.	5.250%	6/4/27	1,260	1,279
[3]	Republic of Chile	2.750%	1/31/27	24,643	24,008
[3]	Republic of Poland	3.250%	4/6/26	21,392	21,187
[3]	Republic of Poland	4.875%	2/12/30	5,387	5,487
[3]	State of Israel	5.375%	3/12/29	2,175	2,215
[3]	State of Israel	5.375%	2/19/30	5,800	5,926
[3,5]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	20,969
[5]	Tokyo Metropolitan Government	4.625%	6/1/26	3,840	3,852
Total Sovereign Bonds (Cost $160,959)					162,350

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[10]	Vanguard Market Liquidity Fund (Cost $19,874)	4.355%	198,757	19,874
Total Investments (99.5%) (Cost $5,939,820)				5,993,957
Other Assets and Liabilities—Net (0.5%)				29,798
Net Assets (100%)				6,023,755
Cost is in $000.
1	Securities with a value of $992 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $4,185 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $1,551,033, representing 25.7% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
8	Face amount denominated in Australian dollars.
9	Guaranteed by the Republic of Poland.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	1,682	349,896	1,241
10-Year U.S. Treasury Note	September 2025	114	12,782	169
Long U.S. Treasury Bond	September 2025	23	2,656	29
Ultra 10-Year U.S. Treasury Note	September 2025	208	23,767	506
				1,945

Short Futures Contracts
5-Year U.S. Treasury Note	September 2025	(1,431)	(155,979)	(833)
AUD 3-Year Treasury Bond	September 2025	(65)	(4,609)	(14)
				(847)
				1,098

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	9/17/25	USD	28,925	AUD	44,294	—	(275)
JPMorgan Chase Bank, N.A.	9/17/25	USD	322	EUR	280	—	(10)
State Street Bank & Trust Co.	9/17/25	USD	333	GBP	246	—	(5)
						—	(290)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S44-V1	6/20/30	USD	80,290	(1.000)	(1,800)	(737)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,078,542	—	1,078,542
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,793,512	—	2,793,512
Corporate Bonds	—	1,939,679	—	1,939,679
Sovereign Bonds	—	162,350	—	162,350
Temporary Cash Investments	19,874	—	—	19,874
Total	19,874	5,974,083	—	5,993,957

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,945	—	—	1,945
Liabilities
Futures Contracts[1]	(847)	—	—	(847)
Forward Currency Contracts	—	(290)	—	(290)
Swap Contracts	(737)[1]	—	—	(737)
Total	(1,584)	(290)	—	(1,874)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.